UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 89.21%
Consumer Discretionary - 43.31%
Arctic Cat, Inc. (a)	131,500	$5,786,000	2.33%
Caribou Coffee, Inc. (a)	254,000	2,887,980	1.16%
Churchill Downs, Inc.	78,796	4,360,571	1.76%
Dollar General Corp (a)	105,585	5,385,891	2.17%
Dominos Pizza, Inc.	134,700	4,598,658	1.85%
Foot Locker, Inc.	167,300	5,524,246	2.22%
Genesco, Inc. (a)	69,200	4,582,424	1.84%
Group 1 Automotive, Inc.	80,000	4,300,000	1.73%
La-Z-Boy, Inc. (a)	322,900	3,861,884	1.55%
Leapfrog Enterprises, Inc. (a)	655,700	7,533,993	3.03%
Lithia Motors, Inc.	182,300	5,078,878	2.04%
Macy’s, Inc.	124,900	4,476,416	1.80%
Mens Wearhouse, Inc.	120,250	3,276,812	1.32%
Oxford Industries, Inc.	88,950	3,846,198	1.55%
Papa Johns International, Inc. (a)	112,500	5,738,625	2.31%
Pier 1 Imports, Inc.	267,400	4,409,426	1.77%
Pool Corporation	128,509	4,736,842	1.91%
Ross Stores, Inc.	86,140	5,723,142	2.30%
Sally Beauty Holdings, Inc. (a)	215,100	5,682,942	2.29%
Standard Motor Products, Inc.	196,600	2,764,196	1.11%
TJX Companies, Inc.	129,430	5,731,160	2.31%
Tractor Supply Co.	52,600	4,779,762	1.92%
VOXX International Corp. (a)	346,100	2,592,289	1.04%
		107,658,335	43.31%
Consumer Staples - 8.53%
CVS Caremark Corp.	104,000	4,706,000	1.89%
Elizabeth Arden, Inc. (a)	113,000	4,408,130	1.78%
Susser Holdings Corp. (a)	184,500	6,662,295	2.68%
Whole Foods Market, Inc.	59,050	5,419,609	2.18%
		21,196,034	8.53%
Health Care - 9.03%
Cambrex Corp. (a)	658,600	6,078,878	2.44%
Centene Corporation (a)	97,800	3,720,312	1.49%
Metropolitan Health Networks, Inc. (a)	538,914	4,543,045	1.83%
Molina Healthcare, Inc. (a)	138,200	3,373,462	1.36%
Wellcare Health Plans, Inc. (a)	73,200	4,744,824	1.91%
		22,460,521	9.03%
Industrials - 16.46%
Cintas Corp.	117,500	4,656,525	1.87%
DXP Enterprises Inc. (a)	120,400	5,321,680	2.14%
Dycom Industries, Inc. (a)	192,800	3,358,576	1.35%
Innerworkings, Inc. (a)	386,465	4,633,715	1.87%
Mueller Industries, Inc.	91,950	3,919,829	1.58%
Navigant Consulting, Inc. (a)	326,900	3,801,847	1.53%
Old Dominion Freight Line, Inc. (a)	101,600	4,307,840	1.73%
Primoris Services Corp.	276,600	3,416,010	1.37%
Triumph Group, Inc.	69,200	4,327,076	1.74%
United Rentals, Inc. (a)	109,700	3,171,427	1.28%
		40,914,525	16.46%
Information Technology - 1.50%
Netgear, Inc. (a)	107,800	3,733,114	1.50%
Materials - 10.38%
American Vanguard Corp.	286,400	6,698,896	2.69%
H.B. Fuller Co.	151,600	4,429,752	1.78%
Neenah Paper, Inc.	180,205	4,840,306	1.95%

NewMarket Corp.	22,900	5,264,252	2.12%
W.R. Grace & Co. (a)	81,650	4,575,666	1.84%
		25,808,872	10.38%
TOTAL COMMON STOCKS (Cost $213,332,697)		221,771,401	89.21%

PARTNERSHIPS - 1.84%
Energy - 1.84%
Oneok Partners L.P.	78,700	4,575,618	1.84%
TOTAL PARTNERSHIPS (Cost $4,531,634)		4,575,618	1.84%

SHORT-TERM INVESTMENTS - 8.94%
	Principal		% of
	Amount	Value	Net Assets
Demand Notes # - 0.20%
American Family Financial Services, 0.1001%	$488,356	488,356	0.20%
TOTAL DEMAND NOTES (Cost $488,356)		488,356	0.20%
	Number of		% of
	Shares	Value	Net Assets
Money Market Funds - 8.74%
Federated Government Obligations Fund - Class I, 0.0100% (b)	9,780,849	9,780,849	3.94%
Fidelity Government Portfolio - Institutional Class, 0.0100% (b)	11,942,985	11,942,985	4.80%
TOTAL MONEY MARKET FUNDS (Cost $21,723,834)		21,723,834	8.74%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,212,190)		22,212,190	8.94%

Total Investments (Cost $240,076,521) - 99.99%		248,559,209	99.99%
Other Assets in Excess of Liabilities - 0.01%		13,215	0.01%
TOTAL NET ASSETS - 100.00%		$248,572,424	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2012.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2012.

Cost of investments	$240,059,833
Gross unrealized appreciation	23,059,379
Gross unrealized depreciation	(14,560,003)
Net unrealized appreciation	$8,499,376

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on  a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.   Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.   Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished  by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$107,658,335	$-	$-	$107,658,335
Consumer Staples	21,196,034	-	-	21,196,034
Health Care	22,460,521	-	-	22,460,521
Industrials	40,914,525	-	-	40,914,525
Information Technology	3,733,114	-	-	3,733,114
Materials	25,808,872	-	-	25,808,872
Total Common Stock	$221,771,401	$-	$-	$221,771,401

Partnerships
Energy	4,575,618	-	-	4,575,618
Total Partnerships	$4,575,618	$-	$-	$4,575,618

Short-Term Investments
Money Market Funds	21,723,834	-	-	21,723,834
Demand Notes		488,356	-	488,356
Total Short-Term Investments	$21,723,834	$488,356	$-	$22,212,190

Total Investments in Securities	$248,070,853	$488,356	$-	$248,559,209

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Hennessy Focus 30 Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 87.68%
Consumer Discretionary - 30.82%
Dominos Pizza, Inc.	158,800	$5,421,432	2.94%
Family Dollar Stores, Inc.	85,500	5,649,840	3.07%
Genesco, Inc. (a)	87,000	5,761,140	3.14%
Genuine Parts Co.	88,300	5,653,849	3.08%
HSN, Inc.	141,000	5,972,760	3.25%
LKQ Corp. (a)	176,200	6,225,146	3.39%
Petsmart, Inc.	105,500	6,974,605	3.80%
Ross Stores, Inc.	115,500	7,673,820	4.18%
Sally Beauty Holdings, Inc. (a)	276,200	7,297,204	3.97%
		56,629,796	30.82%
Consumer Staples - 9.27%
Casey’s General Stores, Inc.	105,900	6,293,637	3.42%
Dr. Pepper Snapple Group, Inc.	125,600	5,724,848	3.12%
PriceSmart, Inc.	69,700	5,019,794	2.73%
		17,038,279	9.27%
Energy - 5.81%
Tesoro Corp. (a)	195,100	5,394,515	2.94%
World Fuel Services Corp.	130,300	5,275,847	2.87%
		10,670,362	5.81%
Industrials - 11.55%
Mueller Industries, Inc.	113,200	4,825,716	2.63%
Teledyne Technologies, Inc. (a)	92,300	5,750,290	3.13%
Towers Watson & Co.	78,832	4,621,920	2.51%
Triumph Group, Inc.	96,400	6,027,892	3.28%
		21,225,818	11.55%
Information Technology - 2.98%
Jabil Circuit, Inc.	252,100	5,470,570	2.98%
Utilities - 27.25%
Alliant Energy Corp.	121,400	5,670,594	3.09%
Centerpoint Energy, Inc.	238,400	5,020,704	2.73%
CMS Energy Corp.	240,400	5,928,264	3.23%
New Jersey Resources Corp.	109,800	5,039,820	2.74%
NiSource, Inc.	221,500	5,668,185	3.09%
Pinnacle West Capital Corp.	108,700	5,819,798	3.17%
Scana Corp.	118,500	5,826,645	3.17%
UIL Holdings Corp.	149,200	5,526,368	3.01%
Westar Energy, Inc.	181,800	5,555,808	3.02%
		50,056,186	27.25%
TOTAL COMMON STOCKS (Cost $140,932,298)		161,091,011	87.68%

PARTNERSHIPS - 6.65%
Energy - 6.65%
Oneok Partners L.P.	103,800	6,034,932	3.29%
Sunoco Logistics Partners L.P.	153,300	6,170,325	3.36%
		12,205,257	6.65%
TOTAL PARTNERSHIPS (Cost $9,853,950)		12,205,257	6.65%

SHORT-TERM INVESTMENTS - 5.39%
Money Market Funds - 5.39%
Federated Government Obligations Fund - Class I, 0.0100% (b)	910,611	910,611	0.49%
Fidelity Government Portfolio - Institutional Class, 0.0100% (b)	9,000,000	9,000,000	4.90%
TOTAL MONEY MARKET FUNDS (Cost $9,910,611)		9,910,611	5.39%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,910,611)		9,910,611	5.39%

Total Investments (Cost $160,696,859) - 99.72%		183,206,879	99.72%
Other Assets in Excess of Liabilities - 0.28%		515,074	0.28%
TOTAL NET ASSETS - 100.00%		$183,721,953	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$160,696,859
Gross unrealized appreciation	23,220,587
Gross unrealized depreciation	(710,567)
Net unrealized appreciation	$22,510,020

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for  measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary  substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.   Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.   Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished  by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$56,629,796	$-	$-	$56,629,796
Consumer Staples	17,038,279	-	-	17,038,279
Energy	10,670,362	-	-	10,670,362
Industrials	21,225,818	-	-	21,225,818
Information Technology	5,470,570	-	-	5,470,570
Utilities	50,056,186	-	-	50,056,186
Total Common Stock	$161,091,011	$-	$-	$161,091,011

Partnerships
Energy	12,205,257	-	-	12,205,257
Total Partnerships	$12,205,257	$-	$-	$12,205,257

Short-Term Investments
Money Market Funds	9,910,611	-	-	9,910,611
Total Short-Term Investments	$9,910,611	$-	$-	$9,910,611

Total Investments in Securities	$183,206,879	$-	$-	$183,206,879

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.00%
Consumer Discretionary - 6.01%
Carnival Corp.	74,300	$2,472,704	1.98%
Mattel, Inc.	78,800	2,771,396	2.22%
Thomson Reuters Corp. (b)	79,800	2,259,138	1.81%
		7,503,238	6.01%
Consumer Staples - 23.00%
Altria Group, Inc.	78,400	2,820,048	2.26%
Avon Products, Inc.	127,200	1,970,328	1.58%
Campbell Soup Co.	70,900	2,347,499	1.88%
ConAgra Foods, Inc.	83,700	2,066,553	1.65%
H.J. Heinz Co.	42,400	2,340,904	1.87%
Kellogg Co.	44,400	2,117,880	1.70%
Kimberly Clark Corp.	30,700	2,668,137	2.14%
Pepsico, Inc.	35,000	2,545,550	2.04%
Philip Morris International, Inc.	31,000	2,834,640	2.27%
Procter & Gamble Co.	34,400	2,220,176	1.78%
Reynolds American, Inc.	55,100	2,549,477	2.04%
Sysco Corp.	76,100	2,236,579	1.79%
		28,717,771	23.00%
Energy - 12.97%
BP PLC - ADR (b)	50,900	2,030,910	1.63%
Chevron Corp.	21,200	2,323,096	1.86%
ConocoPhillips	31,000	1,687,640	1.35%
Encana Corp. (b)	129,500	2,881,375	2.31%
Phillips 66 (a)	16,250	611,000	0.49%
Royal Dutch Shell PLC - ADR (b)	32,300	2,202,860	1.76%
Total SA - ADR (b)	43,900	2,017,205	1.62%
Transocean Ltd. (a)(b)	52,100	2,439,843	1.95%
		16,193,929	12.97%
Financials - 5.35%
Banco Santander SA - ADR (b)	311,800	1,858,328	1.49%
HSBC Holdings PLC - ADR (b)	56,600	2,365,880	1.89%
Sun Life Financial, Inc. (b)	113,400	2,458,512	1.97%
		6,682,720	5.35%
Health Care - 13.91%
Abbott Labs	41,000	2,718,710	2.18%
Bristol-Myers Squibb Co.	67,300	2,395,880	1.92%
Eli Lilly & Co.	56,500	2,487,695	1.99%
GlaxoSmithKline PLC - ADR (b)	49,900	2,295,400	1.84%
Johnson & Johnson	34,800	2,408,856	1.93%
Merck & Co., Inc.	58,400	2,579,528	2.06%
Pfizer, Inc.	103,300	2,483,332	1.99%
		17,369,401	13.91%
Industrials - 13.49%
Emerson Electric Co.	45,600	2,178,312	1.75%
General Electric Co.	119,300	2,475,475	1.98%
Lockheed Martin Corp.	27,600	2,463,852	1.97%
Northrop Grumman Corp.	37,700	2,495,740	2.00%
Raytheon Co.	45,700	2,535,436	2.03%
Republic Services, Inc.	82,100	2,375,153	1.90%
Waste Management, Inc.	67,400	2,318,560	1.86%
		16,842,528	13.49%

Information Technology - 4.60%
Intel Corp.	89,400	2,297,580	1.84%
Seagate Technology PLC (b)	114,900	3,449,298	2.76%
		5,746,878	4.60%
Materials - 8.43%
Arcelormittal SA Luxembourg - ADR (b)	111,200	1,768,080	1.42%
EI Du Pont de Nemours & Co.	45,900	2,281,230	1.83%
International Paper Co.	70,800	2,322,948	1.86%
Nucor Corp.	53,300	2,089,360	1.67%
Southern Copper Corp.	63,900	2,062,692	1.65%
		10,524,310	8.43%
Telecommunication Services - 8.24%
AT&T, Inc.	74,800	2,836,416	2.27%
BCE, Inc. (b)	54,300	2,309,922	1.85%
CenturyLink, Inc.	60,600	2,517,324	2.02%
Telefonica De Argentina (a)(c)(d)	100	–	0.00%
Verizon Communications, Inc.	58,200	2,627,148	2.10%
		10,290,810	8.24%
TOTAL COMMON STOCKS (Cost $102,593,812)		119,871,585	96.00%

SHORT-TERM INVESTMENTS - 3.93%
Money Market Funds - 3.93%
Fidelity Government Portfolio - Institutional Class, 0.0100% (f)	4,907,456	4,907,456	3.93%
TOTAL MONEY MARKET FUNDS (Cost $4,907,456)		4,907,456	3.93%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,907,456)		4,907,456	3.93%

Total Investments (Cost $107,501,268) - 99.93%		124,779,041	99.93%
Other Assets in Excess of Liabilities - 0.07%		89,142	0.07%
TOTAL NET ASSETS - 100.00%		$124,868,183	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Illiquid security.
(d)	Foreign issued security.
(e)	Security is fair valued.
(f)	The rate listed is the fund’s 7-day yield as of July 31, 2012.

Cost of investments	$108,584,719
Gross unrealized appreciation	18,715,393
Gross unrealized depreciation	(2,521,071)
Net unrealized appreciation	$16,194,322

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary  substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on  a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.   Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.   Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished  by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$7,503,238	$-	$-		$7,503,238
Consumer Staples	28,717,771	-	-		28,717,771
Energy	16,193,929	-	-		16,193,929
Financials	6,682,720	-	-		6,682,720
Health Care	17,369,401	-	-		17,369,401
Industrials	16,842,528	-	-		16,842,528
Information Technology	5,746,878	-	-		5,746,878
Materials	10,524,310	-	-		10,524,310
Telecommunication Services	10,290,810	-	-	(1)	10,290,810
Total Common Stock	$119,871,585	$-	$-		$119,871,585

Short-Term Investments
Money Market Funds	4,907,456	-	-		4,907,456
Total Short-Term Investments	$4,907,456	$-	$-		$4,907,456

Total Investments in Securities	$124,779,041	$-	$-		$124,779,041

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2.

(1)	If Telefonica de Argentina would have had a value, it would have been a Level 3 fair value. The security has been fair valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 for which significant unobservable inputs were used to determine fair value

Common Stock
Balance as of 10/31/11	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(sales)	-
Transfer in and/or out of Level 3	-
Balance as of 7/31/12	$-
Changes in unrealized appreciation/depreciation during the period for level 3 investments held at July 31, 2012	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hennessy Mutual Funds, Inc.

By (Signature and Title)	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/28/12

By (Signature and Title)*	/s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date	9/28/12